Leases - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Leases [Abstract]
Gain Loss On Derecognition of Right Of Use Assets	₩ 3,390
Income from sub-leasing right-of-use assets	₩ 1,079